Reconciliation of Uncertain Tax Positions Related to Unrecognized Tax Benefits (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits, at January 1	19	19	60
Increase in unrecognized:
Tax benefits related to the current year	4	2	3
Gross uncertain tax benefits related to prior years			1
Dispositions:
Dispositions of gross uncertain tax benefits related to prior years	(7)	(2)	(45)
Unrecognized tax benefits at December 31	16	19	19